DELAWARE GROUP ADVISER FUNDS
Delaware Diversified Income Fund

DELAWARE GROUP CASH RESERVE
Delaware Investments Ultrashort Fund

DELAWARE GROUP EQUITY FUNDS I
Delaware Mid Cap Value Fund

DELAWARE GROUP EQUITY FUNDS II
Delaware Value Fund

DELAWARE GROUP EQUITY FUNDS IV
Delaware Healthcare Fund
Delaware Small Cap Growth Fund
Delaware Smid Cap Growth Fund
Delaware Covered Call Strategy Fund
Delaware Equity Income Fund
Delaware Global Equity Fund
Delaware Growth and Income Fund
Delaware Growth Equity Fund
Delaware Hedged U.S. Equity Opportunities Fund
Delaware Opportunity Fund
Delaware Premium Income Fund
Delaware Total Return Fund

DELAWARE GROUP EQUITY FUNDS V
Delaware Wealth Builder Fund
Delaware Small Cap Core Fund
Delaware Small Cap Value Fund

DELAWARE GROUP FOUNDATION FUNDS
Delaware Strategic Allocation Fund

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Delaware Emerging Markets Fund
Delaware International Value Equity Fund
Delaware International Small Cap Fund

DELAWARE GROUP GOVERNMENT FUNDS
Delaware Strategic Income Fund
Delaware Emerging Markets Debt Corporate Fund

DELAWARE GROUP INCOME FUNDS
Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Floating Rate Fund

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Delaware Limited-Term Diversified Income Fund
Delaware Tax-Free New Jersey Fund
Delaware Tax-Free Oregon Fund

DELAWARE POOLED TRUST
Macquarie Emerging Markets Portfolio
Macquarie Emerging Markets Portfolio II
Macquarie Labor Select International Equity Portfolio
Delaware Global Listed Real Assets Fund (formerly, Delaware REIT Fund)

DELAWARE VIP® TRUST
Delaware VIP® Emerging Markets Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Equity Income Series
Delaware VIP® Fund for Income Series
Delaware VIP® Growth and Income Series
Delaware VIP® Growth Equity Series
Delaware VIP® International Series
Delaware VIP® Investment Grade Series
Delaware VIP® Limited Duration Bond Series
Delaware VIP® Opportunity Series
Delaware VIP® Special Situations Series
Delaware VIP® Total Return Series

VOYAGEUR MUTUAL FUNDS III
Delaware Select Growth Fund

(each, a “Fund” and together, the “Funds”)

Supplement to the current Statement of Additional Information (the “SAI”) for each Fund

Effective immediately, each Fund has elected the thirteen members of the Board of Trustees listed in the table below. The tables related to the Board of Trustees, other than the Trustee biographical table below, contained in the SAI are not superseded. The Trustees who commenced serving in December 2021 do not yet own any shares of the Funds.  The following replaces the second paragraph and the two tables in the section of the SAI entitled “Management of the Trust — Trustees and officers”:

As of November 30, 2021, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Fund.
Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Shawn K. Lytle[1] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 February 1970	President, Chief Executive Ofﬁcer, and Trustee	President and Chief Executive Ofﬁcer since August 2015 Trustee since September 2015	150
Global Head of Macquarie Investment Management[2] (January 2019–Present); Head of Americas of Macquarie Group (December 2017–Present); Deputy Global Head of Macquarie Investment Management (2017–2019); Head of Macquarie Investment Management Americas (2015–2017)
					Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010– April 2015)

Independent Trustees
Jerome D. Abernathy 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 July 1959	Trustee	Since January 2019	150	Managing Member, Stonebrook Capital Management, LLC (financial technology: macro factors and databases) (January 1993–Present)	None
Thomas L. Bennett 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 October 1947	Chair and Trustee	Trustee since March 2005 Chair since March 2015	150	Private Investor (March 2004–Present)	None
Ann D. Borowiec 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 November 1958	Trustee	Since March 2015	150	Chief Executive Ofﬁcer, Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) — J.P. Morgan Chase & Co.	Director—Banco Santander International (October 2016–December 2019) Director—Santander Bank, N.A. (December 2016– December 2019)
Joseph W. Chow 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 January 1953	Trustee	Since January 2013	150	Private Investor (April 2011–Present)	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (July 2004–July 2014)

H. Jeffrey Dobbs[3] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 May 1955	Trustee	Since December 2021	150	Global Sector Chairman, Industrial Manufacturing, KPMG LLP (2010-2015)
Director, Valparaiso University (2012-Present)

Director, TechAccel LLC (2015-Present) (Tech R&D)

Board Member, Kansas City Repertory Theatre (2015-Present)

Board Member, PatientsVoices, Inc. (healthcare) (2018-Present)

Kansas City Campus for Animal Care (2018-Present)

Director, National Association of Manufacturers (2010-2015)

Director, The Children’s Center (2003-2015)

Director, Metropolitan Affairs Coalition (2003-2015)

Director, Michigan Roundtable for Diversity and Inclusion (2003-2015)

Trustee, Ivy NextShares (2019)

John A. Fry 100 Independence, 610 Market Street Philadelphia,	Trustee	Since January 2001	150	President — Drexel University (August 2010–Present)	Director; Compensation Committee and Governance Committee Member — Community

PA 19106-2354 May 1960				President — Franklin & Marshall College (July 2002–June 2010)
Health Systems (May 2004–Present)

Director — Drexel Morgan & Co. (2015–December 2019)

Director, Audit and Compensation Committee Member  — vTv Therapeutics Inc. (2017–Present)

Director and Audit Committee Member — FS Credit Real Estate Income Trust, Inc. (2018–Present)

Director and Audit Committee Member — Federal Reserve Bank of Philadelphia (January 2020–Present)

Joseph Harroz, Jr. [3] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 January 1967	Trustee	Since December 2021	150
President (2020-Present), Interim President (2019-2020), Vice President (2010-2019) and Dean (2010-2019), College of Law, University of Oklahoma; Managing Member, Harroz Investments, LLC, (commercial enterprises) (1998-2019); Managing Member, St. Clair, LLC (commercial enterprises) (2019-Present)

Director, OU Medicine, Inc. (2020-Present)

Director and Shareholder, Valliance Bank (2007-Present)

Director, Foundation Healthcare (formerly Graymark HealthCare) (2008-2017)

Trustee, the Mewbourne Family Support Organization (2006-Present) (non-profit)

Independent Director, LSQ

Manager, Inc. (real estate) (2007-2016)

Director, Oklahoma Foundation for Excellence (non-profit) (2008-Present)

Independent Chairman and Trustee, Waddell & Reed Advisors Funds (WRA Funds) (Independent Chairman: 2015-2018; Trustee: 1998-2018)

Independent Chairman and Trustee, Ivy NextShares (2016-2019)

Sandra A.J. Lawrence[3] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 September 1957	Trustee	Since December 2021	150	Retired; formerly, Chief Administrative Officer, Children’s Mercy Hospitals and Clinics (2016-2019); CFO, Children’s Mercy Hospitals and Clinics (2005-2016)
Director, Hall Family Foundation (1993-Present)

Director, Westar Energy (utility) (2004-2018)

Trustee, Nelson-Atkins Museum of Art (non-profit) (2007-2020)

Director, Turn the Page KC (non-profit) (2012-2016)

Director, Kansas Metropolitan Business and Healthcare Coalition (non-profit) (2017-2019)

Director, National Association of Corporate Directors

(non-profit) (2017-Present)

Director, American Shared Hospital Services (medical device) (2017-Present)

Director, Evergy, Inc., Kansas City Power & Light Company, KCP&L Greater Missouri Operations Company, Westar Energy, Inc. and Kansas Gas and Electric Company (related utility companies) (2018-Present)

Director, Stowers (research) (2018)

CoChair, Women Corporate, Directors (director education) (2018-2020)

Trustee, Ivy NextShares (2019)

Director, Brixmor Property Group Inc. (2021-Present)

Frances A. Sevilla-Sacasa 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 January 1956	Trustee	Since September 2011	150
Private Investor (January 2017–Present)

Chief Executive Ofﬁcer — Banco Itaú  International (April 2012–December 2016)

Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University
Trust Manager and Audit Committee Chair — Camden Property Trust (August 2011–Present) Director; Audit and Compensation Committee Member — Callon Petroleum Company

				of Miami School of Business Administration President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007–December 2008)
(December 2019–Present)

Director; Audit Committee Member  — New Senior Investment Group Inc. (January 2021–September 2021)

Director; Audit Committee Member — Carrizo Oil & Gas, Inc. (March 2018– December 2019)

Thomas K. Whitford 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 March 1956	Trustee	Since January 2013	150	Vice Chairman (2010–April 2013) — PNC Financial Services Group
Director — HSBC North America Holdings Inc. (December 2013–Present)

Director — HSBC USA Inc. (July 2014–Present)

Director — HSBC Bank USA, National Association (July 2014–March 2017)

Director — HSBC Finance Corporation (December 2013–April 2018)

Christianna Wood 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 August 1959	Trustee	Since January 2019	150	Chief Executive Officer and President — Gore Creek Capital, Ltd. (August 2009–Present)	Director; Finance Committee and Audit Committee Member — H&R Block Corporation (July 2008–Present) Director; Investments Committee, Capital and Finance Committee and

Audit Committee Member — Grange Insurance (2013–Present)

Trustee; Chair of Nominating and Governance Committee and Member of Audit Committee — The Merger Fund (2013–October 2021), The Merger Fund VL (2013–October 2021), WCM Alternatives: Event-Driven Fund (2013–October 2021), and WCM Alternatives: Credit Event Fund (December 2017–October 2021)

Director; Chair of Governance Committee and Audit Committee Member — International Securities Exchange (2010–2016)

Janet L. Yeomans 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 July 1948	Trustee	Since April 1999	150	Vice President and Treasurer (January 2006–July 2012) Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003) — 3M Company	Director; Personnel and Compensation Committee Chair; Member of Nominating, Investments, and Audit Committees for various periods throughout directorship — Okabena Company (2009–2017)

Ofﬁcers	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years
David F. Connor[4] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005	David F. Connor has served in various capacities at different times at Macquarie Investment Management.
Daniel V. Geatens[4] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 October 1972	Senior Vice President and Treasurer	Senior Vice President since December 2020; Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at Macquarie Investment Management.
Richard Salus 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 October 1963	Senior Vice President and Chief Financial Ofﬁcer	Senior Vice President and Chief Financial Ofﬁcer since November 2006	Richard Salus has served in various capacities at different times at Macquarie Investment Management.

1	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive ofﬁcer of the Manager.
2
Macquarie Investment Management is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Funds’ Manager, principal underwriter, and transfer agent.

3	Messrs. Dobbs and Harroz and Ms. Lawrence were elected as Trustees of the Trust effective December 17, 2021.
4
David F. Connor serves as Senior Vice President and Secretary, and Daniel V. Geatens serves as Senior Vice President, Treasurer and Chief Financial Officer, for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds. Mr. Geatens also serves as Senior Vice President, Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has the same investment manager as the Funds.

The following paragraphs are also added to the section of the SAI entitled “Management of the Trust — Board Leadership Structure”:

H. Jeffrey Dobbs — Mr. Dobbs has more than 35 years of experience in the automotive, industrial manufacturing, financial services and consumer sectors. He also has served as a partner in a public accounting firm. Mr. Dobbs holds a degree in accounting from Valparaiso University. The Independent Trustees concluded that Mr. Dobbs is suitable to act as Trustee because of his extensive work in the global professional services industry, as well as his educational background.

Joseph Harroz, Jr. — Mr. Harroz serves as the President of a state university, and also serves as a Director of a bank. He also has served as President and Director of a publicly-traded company, as Interim President and General Counsel to a state university system and as Dean of the College of Law of that state university. Mr. Harroz holds a B.A. degree from the University of Oklahoma and a J.D. from Georgetown University Law Center. Mr. Harroz has multiple years of service as a Trustee to the Transaction Funds in the Delaware Funds Complex (the “Fund Complex”). The Independent Trustees concluded that Mr. Harroz is suitable to serve as Trustee because of his educational background, his work experience and the length of his service as a Trustee to the Transaction Funds.

Sandra A.J. Lawrence — Ms. Lawrence has been a member and chair of the boards of several public corporations, closely-held corporations and charitable organizations. She also has more than 16 years of experience serving on the boards of public companies, including as Audit Committee Chair and Nominating/Governance Committee Chair, and has served as a chief financial officer and on investment and finance committees. She served as President of Stern Brothers, a municipal bond house, where she held NASD Series licenses 7, 24 and 63. Ms. Lawrence holds an A.B. from Vassar College, as well as master’s degrees from the Massachusetts Institute of Technology and Harvard Business School. The Independent Trustees concluded that Ms. Lawrence is suitable to serve as Trustee because of her work experience, financial background, academic background and service on corporate and charitable boards.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund are governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated December 28, 2021.